Janus Henderson Mid Cap Value Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Mid Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 663
Expense Example, No Redemption, 3 Years	851
Expense Example, No Redemption, 5 Years	1,055
Expense Example, No Redemption, 10 Years	1,641
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,793
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990